RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Amounts due from a related party are as follows:

	Relationship	March 31, 2023	December 31, 2022	Note

Mr. Zongyi Lian	President and CEO of the Company	$1,080	$-	Receivable from employee
Total		$1,080	$-

Amounts due to a related party are as follows:

	Relationship	March 31, 2023	December 31, 2022	Note
Mr. Zongyi Lian	President and CEO of the Company	-	1,665	Payable to employee
Total		$-	$1,665

Amounts due to related parties are as follows:

	Relationship	December 31, 2022	December 31, 2021	Note
Mr. Zongyi Lian	President and CEO of the Company	$1,665	$1,802	Payable to employee
Mr. Guangde Cai	Former Chairman of the Company	-	32,867	Payable to employee
Total		$1,665	$34,669

SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS

The related party transactions are summarized as follows:

	Years Ended December 31,
	2022	2021
	US$	US$
Revenues resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	-	10,483
Sales to Meishan Wetouch Electronics Technology Co., Ltd. (“Meishan Wetouch”)	-	87,367
Total revenue	$-	$97,850